Inventories (Details) - Schedule of inventories - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	R$ 6,047	R$ 4,380
Stores [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	5,272	3,955
Distribution centers [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	1,306	878
Commercial agreements [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	(501)	(416)
Allowance for loss on inventory obsolescence and damages [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories, net	R$ (30)	R$ (37)